Debt (Narrative) (Detail) - USD ($)	3 Months Ended				9 Months Ended	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Mar. 25, 2015	Jun. 25, 2014	Mar. 25, 2015	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Debt [Line Items]
Repayments of Long-term Debt			$ 168,800,000		$ 18,700,000	$ 3,402,000	$ 189,177,000	$ 26,521,000
Debt instrument, face amount				$ 550,000,000.0				550,000,000.0
Net proceeds from issuance of long-term debt				549,500,000
Five Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount				$ 250,000,000.0				$ 250,000,000.0
Stated interest rate				2.60%				2.60%
Ten Year Notes [Member]
Debt [Line Items]
Debt instrument, face amount				$ 300,000,000				$ 300,000,000
Stated interest rate				3.88%				3.88%
March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Proceeds from Lines of Credit		$ 38,000,000.0	345,800,000.0			256,500,000.0
Repayments of Lines of Credit						110,000,000
Line of credit facility, maximum borrowing capacity	$ 750,000,000					$ 750,000,000
Line of Credit Facility, Expiration Date						Mar. 12, 2020
Debt Instrument, Interest Rate During Period	1.64%
Debt Instrument, Description of Variable Rate Basis	One month LIBOR
Debt available under revolving credit facility	$ 219,800,000					$ 219,800,000
March 2015 Revised Revolving Credit Facility [Member] | Maximum [Member]
Debt [Line Items]
Basis spread on variable rate						2.00%
March 2015 Revised Revolving Credit Facility [Member] | Minimum [Member]
Debt [Line Items]
Basis spread on variable rate						1.175%
$250 Million Revolver [Member]
Debt [Line Items]
Proceeds from Lines of Credit					$ 97,000,000
Repayments of Lines of Credit			$ 177,000,000
London Interbank Offered Rate (LIBOR) [Member] | March 2015 Revised Revolving Credit Facility [Member]
Debt [Line Items]
Basis spread on variable rate	0.46%